Exploration and Evaluation Assets - Summary of Exploration and Valuation Assets (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance			$ 785
Exploration Expense	$ (4)	$ (4)	(9)	$ (6)
Ending Balance	800		800
E&E Assets [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance			785
Additions			20
Transfers to PP&E			(1)
Exploration Expense			(9)
Change in Decommissioning Liabilities			5
Ending Balance	$ 800		$ 800